Condensed Consolidated Statements of Financial Position (Unaudited) - USD ($)		Mar. 31, 2021	Dec. 31, 2020
Cash and Cash Equivalents		$ 55,258,116	$ 59,213,703
Restricted Cash		12,344,353	8,464,719
LOANS:
Direct Cash Loans		753,405,792	777,568,737
Real Estate Loans		40,177,382	39,960,390
Sales Finance Contracts		102,463,694	103,258,326
Loans, Total		896,046,868	920,787,453
Unearned Finance Charges		123,977,884	132,703,130
Unearned Insurance Premiums and Commissions		57,647,016	61,018,635
Allowance for Loan Losses		63,348,497	66,327,674
Net Loans		651,073,471	660,738,014
INVESTMENT SECURITIES:
Available for Sale, at fair value		222,963,346	221,054,418
Held to Maturity, at amortized cost		378,604	379,002
Other Investments and Securities, at Cost		223,341,950	221,433,420
Other Assets		62,268,387	63,806,516
ASSETS, Total		1,004,286,277	1,013,656,372
LIABILITIES AND STOCKHOLDERS' EQUITY
Senior Debt		627,609,296	637,796,041
Accrued Expenses and Other Liabilities		64,004,195	67,345,604
Subordinated Debt		30,131,272	30,075,399
LIABILITIES, Total		721,744,763	735,217,044
COMMITMENTS AND CONTINGENCIES	[1]
STOCKHOLDERS' EQUITY:
Preferred Stock, Value, Issued		0	0
Accumulated Other Comprehensive Income		10,395,595	13,266,927
Retained Earnings		271,975,919	265,002,401
Stockholders' Equity, Total		282,541,514	278,439,328
LIABILITIES AND STOCKHOLDERS' EQUITY, TOTAL		1,004,286,277	1,013,656,372
Voting Common Stock
STOCKHOLDERS' EQUITY:
Common Stock, Value, Issued		170,000	170,000
Nonvoting Common Stock
STOCKHOLDERS' EQUITY:
Common Stock, Value, Issued		$ 0	$ 0

[1]	Note 6.